Share-based Payment - Summary of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	1,399,680	1,266,013
Allotted	329,092	322,041
Released	(221,673)	(179,557)
Forfeited		(8,817)
Outstanding at end of period	1,507,099	1,399,680
Fair value at measurement date	¥ 4,004	¥ 3,749